Acquisition	9 Months Ended
Dec. 31, 2017
Business Combinations [Abstract]
Acquisition

12. Acquisition

iSheriff, Inc.

On November 21, 2016, the Company entered into an Asset Purchase Agreement (APA) to purchase substantially all of the assets of iSheriff, Inc. (iSheriff), a cloud-based security provider. This acquisition is expected to provide Mimecast’s customers additional real-time email threat intelligence and detection expertise and complements the Company’s existing portfolio of email security, continuity and archiving solutions.

The purchase price of $6.2 million consisted of a cash payment of approximately $5.6 million, subject to certain adjustments, and $0.6 million in purchase price held back in respect of claims for indemnification for one year from the purchase date. The Company made the $0.6 million payment in November 2017, net of amounts respective to certain unresolved claims.

In addition, the APA includes contingent consideration related to a discretionary purchase price in the amount of $2.0 million, which was payable at the sole and absolute discretion of the Company on the one-year anniversary of the purchase date. In November 2017, on the one-year anniversary of the purchase, the Company determined that payment of this contingent consideration was not necessary.

The acquisition of iSheriff has been accounted for as a business combination and, in accordance with ASC 805, Business Combinations, the Company has recorded the assets acquired and liabilities assumed at their respective fair values as of the acquisition date. The following table summarizes the estimated fair value of assets acquired and liabilities assumed:

Fair value of assets acquired and liabilities assumed:
Prepaid expenses	$65
Accounts receivable	218
Intangible assets	1,654
Goodwill	5,142
Total assets acquired	7,079
Deferred revenue	(796)
Accrued liabilities	(78)
Total fair value of assets acquired and liabilities assumed	$6,205

Pro Forma Financial Information (unaudited)

The following unaudited pro forma information presents the condensed combined results of operations of the Company and iSheriff for the three and nine months ended December 31, 2016 as if the acquisition of iSheriff had been completed on April 1, 2015. These pro forma condensed consolidated financial results have been prepared for comparative purposes only and include certain adjustments that reflect pro forma results of operations such as fair value adjustments (step-downs) for deferred revenue, reversal of revenues and costs directly attributable to products not acquired, increased amortization for the fair value of acquired intangible assets and adjustments to eliminate transaction costs incurred by the Company and iSheriff.

The unaudited pro forma results do not reflect any operating efficiencies or potential cost savings which may result from the consolidation of the operations of the Company and iSheriff. Accordingly, these unaudited pro forma results are presented for informational purposes only and are not necessarily indicative of the results of operations that would have been achieved had the acquisition occurred as of April 1, 2015, nor are they intended to represent or be indicative of future results of operations:

	Three months ended	Nine months ended
	December 31, 2016	December 31, 2016
Revenue	$48,567	$135,168
Net loss	(3,359)	(4,564)

Basic and diluted net loss per share	$(0.06)	$(0.08)
Weighted average number of ordinary shares used in computing basic and diluted net loss per share	54,949	54,625

Other Acquisitions

On November 20, 2017, the Company entered into an agreement with two individuals to purchase a prototype of a machine learning-based malware detection technology for $750 thousand in cash, as well as, retain two employees for $750 thousand in cash.  The payment to the employees is to be paid on the second anniversary of the transaction contingent on their employment as of that date. The estimated fair value of the prototype is approximately $0.5 million, with the remaining amount of the initial consideration attributed to goodwill. The goodwill is not expected to be deductible for tax purposes. Pro forma results of operations for the acquisition have not been presented as it is not material to the Company’s consolidated results of operations.